Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity [Abstract]
Schedule of VIEs’ Consolidated Assets and Liabilities	The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:
	December 31, 2023	December 31, 2022

Current asset:	$31,192,241	$34,200,319
Property and equipment, net	9,168,627	9,417,777
Other noncurrent assets	1,100,961	1,049,683
Total assets	41,461,829	44,667,779
Total liabilities	(2,437,839)	(4,047,943)
Total net assets	$39,023,990	$40,619,836
	December 31, 2023	December 31, 2022
Current liabilities:
Accounts payable	$1,504,171	$2,889,312
Accounts payable – related parties	27,885	28,727
Deferred revenue	181,930	449,037
Other payables and accrued liabilities	711,361	667,495
Taxes payable	12,492	13,372
Total liabilities	$2,437,839	$4,047,943

Schedule of Operating Results of the VIEs	The summarized operating results of the VIEs are as follows:
	Years Ended December 31,
	2023	2022	2021

Operating revenues	$1,580,058	$17,813,254	$37,596,460
(Loss) income from operations	$(1,381,430)	$6,728,516	$15,203,703
Net (loss) income	$(923,214)	$7,314,651	$15,762,806